Shareholder Report, Line Graph (Details) 194014_InfraCap Small Cap Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Nov. 30, 2024	Dec. 11, 2023	Nov. 30, 2025
Infrastructure Capital Small Cap Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Infrastructure Capital Small Cap Income ETF NAV
Accumulated Value	$ 13,327	$ 10,000	$ 13,639
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	13,226	10,000	$ 15,210
Bloomberg US 2000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2000 Value Total Return Index
Accumulated Value	$ 12,775	$ 10,000	$ 12,722